UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST

(formerly, Aquila Three Peaks High Income Fund)

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/16

Date of reporting period: 6/30/17

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2017

August, 2017

Dear Fellow Shareholder:

     The first half of 2017 saw solid gains, which is noteworthy given the considerable political uncertainty, tepid economic growth, and more hawkish Federal Reserve (the “Fed”) commentary. Because of the positive year-to-date performance and these ongoing factors, investor sentiment has begun to feel undistinguished and lacking conviction.

     Financial markets were broadly positive during the second quarter of 2017, as the S&P 500 returned 2.6% and the Barclays US Corporate High Yield Bond index returned 2.2%. Over the past three months, the dominant drivers of investment returns were global politics, commodity price movements (most notably crude oil), and central bank actions. Risk-bearing asset classes advanced higher in June and major benchmark indices displayed relatively low volatility throughout most of the month. Below the surface, however, there were strong rotations among sectors and style groups, as well as shifts in political developments and the prevailing “global reflation” theme. In the equity market, oscillations between value and growth styles, as well as technology and financial sectors remained closely-watched thematic trends. The technology sector stands as the top-performing S&P 500 sector this year, though market participants began to question the sector’s lead during June, as momentum tapered and the sector saw days of sell-offs as investors appeared to rotate into the financial sector. The U.S. Treasury market remains an important driver of these rotations and volatility spikes. The high yield market posted a positive return for the month, but underperformed equities due to an increase in Treasury yields and a slide in crude oil prices. With WTI crude oil plummeting nearly 7% in June, industries most correlated to oil prices, such as exploration & production and oil field services, performed poorly during the month and were the weakest performers during the quarter. Due to the significant volatility in oil prices over the last three months and a lack of clarity on the direction of prices over the coming months, we have become cautious on the energy sector for the time being and therefore enter the second half of the year underweight in the sector. The best performing industries within the high yield market over the month of June were transportation, gaming/lodging/leisure, and financials.   Excluding the energy sector, the broad high yield market has largely been driven by a risk-on trade throughout the first half of the year, with the lower-rated CCC subset outperforming the higher-rated BB and B subsets of the market. In our opinion, this is a trend that may continue so long as the political and economic environments remain supportive.  For the second half of 2017, we believe directional moves in oil prices and Treasury yields will be significant influencing factors on the performance of the high yield market (and potentially the equity market).

     As expected by many market participants, the Federal Reserve raised its benchmark interest rate by 25 basis points (“bps”) (a  basis point  is 1/100th of 1%) and gave further guidance on plans to reduce the size of its massive balance sheet. On the political front, the administration still pronounces that reforms for health care, infrastructure and taxes are going to happen; nevertheless, at the time of this writing, the details and timing remain in question. We believe the administration will enact pro-growth policies (such as corporate tax reform) at some point, though the scope of reforms may be less than originally anticipated. While these doubts challenge the post-election rally, any forward progress, along with continued economic and earnings growth, would be supportive of current equity valuations. The high yield market also stands to benefit with respect to credit conditions, however the possibility of rising interest rates may present a headwind to more interest rate sensitive bonds. Therefore, we continue to view our lower-duration positioning as sensible in the current environment.

NOT A PART OF THE SEMI-ANNUAL REPORT

     The macroeconomic environment is beginning to shift as central bank commentary continues to lean more towards tighter monetary policy, presenting a possible threat to risk assets. While not all current economic indicators are healthy, the Federal Reserve views recent weakness in economic trends as transitory and expects inflation and real Gross Domestic Product (“GDP”) growth to accelerate in the back-half of the year. Some investors remain less hopeful, as economic reports indicate that growth and inflation are still well behind the Fed’s targets. The most recent Core Personal Consumption Expenditures (“PCE”) Price Index report (the Fed’s preferred measure of inflation) still sits well below the target level and revealed a continuing trend of disinflation. The report also showed an increasing personal savings rate, stagnant improvement in real personal consumption expenditures, and weaker growth in real disposable personal income – all signifying a lack of potential inflation. On the other hand, data surrounding labor and housing has been trending positive. Labor market conditions appear to be relatively tight and unemployment currently sits below the Fed’s estimated structural rate, although wage gains have been muted and the labor force participation rate remains at a stubbornly low level. In our discussions with company management teams, labor supply remains foremost among points of concern. Should economic growth accelerate faster than expected, this could potentially cause inflation to overshoot expectations.  After nearly a decade of loose monetary policy, some worry that investors have possibly become conditioned to taking excess risks, widening the relationship between valuations and fundamentals. Despite equity valuations appearing elevated, we believe the current economic backdrop generally remains supportive of underlying business fundamentals and presents opportunity for continued earnings growth for many companies, especially if the Trump administration can pass pro-growth legislation. Away from the uncertainty in Washington, the near-term outlook appears to be reasonably stable for the capital markets. Still, the geopolitical climate is far from calm and the possibility of a “black swan” event has the potential, in our view, to alter current conditions considerably.

     U.S. Treasuries were erratic during June. Not only did absolute levels of Treasury yields prove volatile, but also changes in the curve’s steepness drove rotations among asset classes and sectors. Yields fell to lows not seen since before last year’s U.S. presidential election. The 5-year and 10-year U.S. Treasury notes bounced on lows of 1.71% and 2.13%, respectively, in mid-June before ending the month higher at 1.89% and 2.30%, respectively. We continue to believe there is potential for Treasury yields to move higher through the remainder of the year, as current market and economic conditions appear to strengthen the case for at least one more rate hike in 2017. This thought continues to factor in to how we position individual security and industry weightings across both our high yield and equity strategy.

     The average spread of the JPM High Yield Index increased 1 bp during the month to finish June at 441 bps.  Year-to-date through June 30th, the average spread of the Index is down 35 bps from 476 bps at the end of 2016.  The average yield-to-worst of the Index increased to 6.12% at the end of June from 6.00% at the end of May. Year-to-date, the average yield of the Index is down 35 bps from 6.47% at the end of 2016.  The average bond price of the Index increased to $100.70 at the end of June from $101.12 at the end of May. Year-to-date, the average bond price of the Index is up $0.80 from $99.90 at the end of 2016. A total of $26.8 billion of new issuance priced during the month of June.  Year-to-date through June, $175.3 billion of new issuance priced compared to $155.3 billion over the same time last year. Refinancing proceeds account for 64% of the year to date (“YTD”) issuance compared to 58% for all of 2016.  Acquisition proceeds account for 17% of the YTD issuance compared to 15% for all of 2016.  We believe the new issue market will remain reasonably active over the coming months.  Credit trends, distressed debt, and the default rate all continued to move favorably throughout June.  In general, we believe these measures will remain stable or continue to trend positively over the foreseeable future, which we believe is a positive indicator not only for the high yield market but also for the equity market and our equity strategy.

NOT A PART OF THE SEMI-ANNUAL REPORT

     We continue to focus our research efforts on finding companies that operate in relatively stable industries and with management teams that, in our view, are exceptionally communicative and focused on maintaining a reasonably strong balance sheet or strengthening the balance sheet while growing operations.  We remain committed to seeking to find companies and securities that we believe will exhibit less price fluctuation should market volatility increase.  Having said that, we are mindful that the new administration’s policies may promote accelerated economic growth should they become enacted, which may benefit many of the more cyclical-related industries and financial companies.  We continue to believe our relatively higher-quality and lower-duration strategy is prudent within our high yield strategy, as we do believe the potential for higher Treasury yields over the foreseeable future is elevated.  We also believe our approach to selecting companies that are, in our view, using leverage prudently should continue to benefit the performance of our equity strategy over time.

     Thank you for your continued support and investment.

Sincerely,

Sandy R. Rufenacht	Diana P. Herrmann
Co-Portfolio Manager	President

     Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets have experienced increased volativity, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Money market instruments or short-term debt securities held by a Fund for cash management or defensive purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. In addition, the Fund will not earn income on the cash and the Fund’s yield will go down. If a significant amount of a Fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the Fund to achieve its investment objectives.

Aquila Three Peaks High Income Fund

The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Three Peaks Opportunity Growth Fund

The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a Mutual fund investing involves risk and loss of principal is possible. The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. In the past several years, financial markets have experienced increased volativity, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Funds’ historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (97.5%)	Value

	Consumer Discretionary (31.8%)
	Broadcast Services (0.9%)
	Liberty Interactive LLC
$1,875,000	8.250%, 02/01/30	$2,015,625

	Building - Residential/Commercial (0.7%)
	Century Communities, Inc.
1,625,000	5.875%, 07/15/25	1,616,875

	Cable/Satellite TV (1.9%)
	CCO Holdings LLC
1,000,000	5.125%, 02/15/23	1,031,875
1,530,000	5.125%, 05/01/27	1,564,425

	DISH DBS Corp.
1,650,000	5.875%, 11/15/24	1,760,501
		4,356,801

	Casino Hotels (0.9%)
	Boyd Gaming Corp.
1,000,000	6.375%, 04/01/26	1,081,250

	MGM Resorts International
1,000,000	6.000%, 03/15/23	1,102,500
		2,183,750

	Casino Services (1.3%)
	Eldorado Resorts, Inc.
2,750,000	7.000%, 08/01/23	2,973,438

	Casinos & Gaming (2.6%)
	Jacobs Entertainment, Inc.
2,250,000	7.875%, 02/01/24 144A	2,441,250

	Scientific Games International, Inc.
1,350,000	6.250%, 09/01/20	1,338,188
2,125,000	10.000%, 12/01/22	2,329,531
		6,108,969

1 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Commercial Services (1.3%)
	Live Nation Entertainment, Inc.
$1,450,000	4.875%, 11/01/24 144A	$1,471,750
	The ServiceMaster Co. LLC
1,500,000	5.125%, 11/15/24 144A	1,552,500
		3,024,250

	Distribution/Wholesale (1.0%)
	LKQ Corp.
2,250,000	4.750%, 05/15/23	2,295,000

	Food - Catering (0.8%)
	Aramark Corp.
1,750,000	5.125%, 01/15/24	1,839,687

	Funeral Service & Related Items (0.8%)
	Service Corp. International
1,750,000	5.375%, 05/15/24	1,848,263

	Hotels & Motels (1.4%)
	ESH Hospitality, Inc.
1,550,000	5.250%, 05/01/25 144A	1,606,187

	Hilton Domestic Operating Co., Inc.
1,500,000	4.250%, 09/01/24	1,520,625
		3,126,812

	Housewares (1.1%)
	American Greetings Corp.
2,250,000	7.875%, 02/15/25	2,432,812

	Publishing - Newspapers (1.9%)
	Lee Enterprises, Inc.
2,750,000	9.500%, 03/15/22 144A	2,832,500

	The McClatchy Co.
1,625,000	9.000%, 12/15/22	1,681,875
		4,514,375

2 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Radio (2.5%)
	CBS Radio, Inc.
$2,250,000	7.250%, 11/01/24	$2,317,500

	Sirius XM Radio, Inc.
1,250,000	6.000%, 07/15/24 144A	1,328,125

	Townsquare Media, Inc.
2,150,000	6.500%, 04/01/23 144A	2,160,750
		5,806,375

	Recreational Centers (1.1%)
	ClubCorp Club Operations, Inc.
2,250,000	8.250%, 12/15/23	2,452,500

	Resorts/Theme Parks (2.7%)
	Cedar Fair LP
3,750,000	5.375%, 06/01/24	3,918,750

	Six Flags Entertainment Corp.
2,280,000	4.875%, 07/31/24 144A	2,293,954
		6,212,704
	Retail - Automobile (0.9%)
	Asbury Automotive Group, Inc.
2,150,000	6.000%, 12/15/24	2,187,625

	Retail - Restaurants (0.7%)
	Brinker International, Inc.
1,750,000	3.875%, 05/15/23	1,682,187

	Security Services (2.6%)
	APX Group, Inc.
3,400,000	8.750%, 12/01/20	3,510,500

	Prime Security Services Borrower LLC/Prime
	Finance, Inc.
2,250,000	9.250%, 05/15/23 144A	2,444,985
		5,955,485

3 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Discretionary (continued)
	Television (0.6%)
	Sinclair Television Group, Inc.
$1,250,000	5.875%, 03/15/26 144A	$1,278,125

	Theaters (4.1%)
	AMC Entertainment
750,000	5.875%, 02/15/22	783,750
3,250,000	5.750%, 06/15/25	3,380,000

	Cinemark Holdings, Inc.
1,750,000	5.125%, 12/15/22	1,802,500

	Regal Entertainment
3,500,000	5.750%, 02/01/25	3,613,750
		9,580,000
	Total Consumer Discretionary	73,491,658

	Consumer Staples (10.6%)
	Beverages - Non-Alcoholic (0.9%)
	Cott Beverages, Inc.
2,100,000	5.375%, 07/01/22	2,176,125

	Consumer Products - Miscellaneous (2.4%)
	Central Garden & Pet Co.
1,650,000	6.125%, 11/15/23	1,757,250

	Spectrum Brands, Inc.
3,625,000	6.125%, 12/15/24	3,883,281
		5,640,531

	Cosmetics & Toiletries (0.6%)
	First Quality Finance Co., Inc.
1,250,000	5.000%, 07/01/25 144A	1,275,000

	Distribution/Wholesale (1.0%)
	Performance Food Group Co.
2,250,000	5.500%, 06/01/24 144A	2,323,125

4 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Staples (continued)
	Diversified Operations (0.7%)
	HRG Group, Inc.
$1,650,000	7.750%, 01/15/22	$1,732,500

	Food - Miscellaneous/Diversified (1.4%)
	Pinnacle Foods, Inc.
3,000,000	5.875%, 01/15/24	3,202,500

	Food - Retail (1.1%)
	Ingles Markets, Inc.
2,500,000	5.750%, 06/15/23	2,459,375

	Food - Wholesale/Distributors (1.0%)
	US Foods, Inc.
2,250,000	5.875%, 06/15/24 144A	2,334,375

	Retail - Drug Store (0.8%)
	Rite Aid Corp.
1,775,000	6.750%, 06/15/21	1,822,925

	Soap & Cleaning Preparation (0.7%)
	Kronos Acquisition Holdings, Inc.
1,600,000	9.000%, 08/15/23 144A	1,596,000
	Total Consumer Staples	24,562,456

	Energy (6.9%)
	Gas - Distribution (1.5%)
	NGL Energy Partners LP
1,750,000	6.875%, 10/15/21	1,736,875
1,750,000	7.500%, 11/01/23 144A	1,725,938
		3,462,813

	Oil - Field Services (1.2%)
	McDermott International, Inc.
2,750,000	8.000%, 05/01/21 144A	2,770,625

5 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Energy (continued)
	Oil Refining & Marketing (1.8%)
	Calumet Specialty Products Partners
	LP/Calumet Finance Corp.
$1,525,000	11.500%, 01/15/21	$1,761,375
1,000,000	6.500%, 04/15/21	865,000

	Murphy Oil USA, Inc.
1,500,000	6.000%, 08/15/23	1,582,500
		4,208,875

	Pipelines (2.4%)
	American Midstream Partners LP
1,600,000	8.500%, 12/15/21	1,604,000

	Rose Rock Midstream LP
2,750,000	5.625%, 11/15/23	2,612,500

	Tesoro Logistics LP/Tesoro Logistics
	Finance Corp.
1,250,000	6.375%, 05/01/24	1,353,125
		5,569,625
	Total Energy	16,011,938

	Financials (9.6%)
	Enterprise Software/Services (0.6%)
	Donnelley Financial Solutions, Inc.
1,200,000	8.250%, 10/15/24	1,272,000

	Finance - Investment Banker/Broker (0.8%)
	LPL Holdings, Inc.
1,700,000	5.750%, 09/15/25 144A	1,768,000

	Finance - Other Services (0.6%)
	Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.
1,250,000	6.750%, 06/15/22 144A	1,288,000

	Financial Guarantee Insurance (0.9%)
	MGIC Investment Corp.
2,000,000	5.750%, 08/15/23	2,155,000

6 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Financials (continued)
	Real Estate Operator/Developer (0.6%)
	Howard Hughes Corp.
$1,250,000	5.375%, 03/15/25 144A	$1,278,125

	REITS - Diversified (2.3%)
	SBA Communications Corp.
2,000,000	4.875%, 07/15/22	2,060,000

	Uniti Group, Inc. CSL Capital LLC
3,250,000	8.250%, 10/15/23	3,347,500
		5,407,500

	REITS - Healthcare (0.5%)
	MPT Operating Partnership LP
1,125,000	6.375%, 03/01/24	1,223,584

	REITS - Hotels (1.5%)
	Ryman Hospitality Properties
3,500,000	5.000%, 04/15/23	3,578,750

	REITS - Storage (1.8%)
	Iron Mountain, Inc.
4,125,000	5.750%, 08/15/24	4,207,500
	Total Financials	22,178,459

	Healthcare (5.3%)
	Medical - Drugs (0.6%)
	Inventiv Group Holdings, Inc./
	Inventiv Health, Inc./Inventiv Health Clinical, Inc.
1,250,000	7.500%, 10/01/24 144A	1,356,250

	Medical - Hospitals (3.0%)
	Envision Healthcare Corp.
3,000,000	5.625%, 07/15/22	3,108,750

	HCA Holdings, Inc.
2,550,000	5.375%, 02/01/25	2,689,740

7 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Healthcare (continued)
	Medical - Hospitals (continued))
	Surgery Center Holdings, Inc.
$1,250,000	6.750%, 07/01/25 144A	$1,265,625
		7,064,115
	Medical - Instruments (1.0%)
	Teleflex, Inc.
2,200,000	5.250%, 06/15/24	2,277,000

	Medical - Outpatient/Home Medical (0.7%)
	Air Medical Group Holdings, Inc.
1,750,000	6.375%, 05/15/23	1,658,125
	Total Healthcare	12,355,490

	Industrials (12.6%)
	Aerospace/Defense - Equipment (1.5%)
	Orbital ATK, Inc.
3,250,000	5.500%, 10/01/23	3,420,625

	Auction House/Art Dealer (1.2%)
	KAR Auction Services, Inc.
1,575,000	5.125%, 06/01/25 144A	1,604,531

	Ritchie Bros. Auctioneers, Inc.
1,250,000	5.375%, 01/15/25 144A	1,303,125
		2,907,656
	Building - Heavy Construction (0.9%)
	Mastec, Inc.
2,000,000	4.875%, 03/15/23	1,995,000

	Distribution/Wholesale (0.6%)
	HD Supply, Inc.
1,250,000	5.750%, 04/15/24 144A	1,328,125

	Engineering/R&D Services (2.4%)
	AECOM Technology Corp.
2,625,000	5.875%, 10/15/24	2,854,687

8 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Industrials (continued)
	Engineering/R&D Services (continued)
	Engility Corp.
$2,475,000	8.875%, 09/01/24	$2,688,469
		5,543,156

	Hazardous Waste Disposal (0.4%)
	GFL Environmental, Inc.
1,000,000	5.625%, 05/01/22 144A	1,022,500

	Machinery - Construction & Mining (0.5%)
	Blueline Rental Finance Corp./Blueline Rental LLC
1,200,000	9.250%, 03/15/24	1,248,000

	Non-Hazardous Waste Disposal (1.3%)
	Advanced Disposal Services, Inc.
2,825,000	5.625%, 11/15/24 144A	2,909,750

	Printing - Commercial (1.6%)
	Quad/Graphics, Inc.
2,500,000	7.000%, 05/01/22	2,545,825

	RR Donnelley & Sons Co.
1,225,000	6.000%, 04/01/24	1,192,844
		3,738,669

	Rental Auto/Equipment (1.5%)
	Herc Rentals, Inc.
1,750,000	7.750%, 06/01/24 144A	1,846,250

	United Rentals North America, Inc.
1,500,000	5.750%, 11/15/24	1,571,250
		3,417,500

	Security Services (0.7%)
	ADT Corp.
1,725,000	4.125%, 06/15/23	1,709,906
	Total Industrials	29,240,887

9 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Information Technology (7.4%)
	Computer Software (1.9%)
	Inception Merger Sub, Inc./Rackspace Hosting, Inc.
$1,750,000	8.625%, 11/15/24 144A	$1,863,750

	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc.
1,250,000	6.000%, 07/15/25 144A	1,287,500

	SS&C Technologies Holdings, Inc.
1,200,000	5.875%, 07/15/23	1,278,252
		4,429,502

	Computers - Integrated Systems (0.9%)
	Diebold Nixdorf, Inc.
1,900,000	8.500%, 04/15/24	2,125,815

	Data Processing/Management (0.8%)
	First Data Corp.
1,725,000	7.000%, 12/01/23 144A	1,841,437

	Office Automation & Equipment (1.3%)
	CDW Corp.
3,000,000	5.000%, 09/01/23	3,123,750

	Telecommunication Equipment (0.8%)
	Commscope Technologies LLC
1,650,000	6.000%, 06/15/25	1,761,375

	Travel Services (0.7%)
	Sabre Corp.
1,500,000	5.375%, 04/15/23 144A	1,563,750

	Wireless Equipment (1.0%)
	ViaSat, Inc.
2,250,000	6.875%, 06/15/20	2,294,280
	Total Information Technology	17,139,909

	Materials (6.4%)
	Building & Construction Products - Misc. (1.1%)
	Summit Materials LLC
2,500,000	6.125%, 07/15/23	2,618,750

10 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Materials (continued)
	Chemicals - Specialty (0.3%)
	Venator Finance Sarl/Venator Materials Corp.
$745,000	5.750%, 07/15/25 144A†	$752,450

	Containers - Metal/Glass (0.5%)
	BWAY Holding Co.
1,225,000	7.250%, 04/15/25	1,243,375

	Containers - Paper & Related Products (1.0%)
	Berry Plastics Corp.
2,150,000	5.125%, 07/15/23	2,238,687

	Garden Products (0.7%)
	Scotts Miracle-Gro Co.
1,500,000	6.000%, 10/15/23	1,610,250

	Metal - Aluminum (0.8%)
	Century Aluminum Co.
1,725,000	7.500%, 06/01/21	1,776,750

	Paper & Related Products (0.7%)
	Mercer International, Inc.
1,600,000	7.750%, 12/01/22	1,714,000

	Steel Producers (1.3%)
	AK Steel Corp.
2,500,000	8.375%, 04/01/22	2,612,500

	Commercial Metals Co.
265,000	5.375%, 07/15/27†	269,969
		2,882,469
	Total Materials	14,836,731

	Telecommunication Services (6.9%)
	Cable/Satellite TV (0.7%)
	Mediacom Broadband LLC/ Corp.
1,500,000	6.375%, 04/01/23	1,567,335

11 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Telecommunication Services (continued)
	Cellular Telecom (0.7%)
	Sprint Communications, Inc.
$1,650,000	6.000%, 11/15/22	$1,749,000

	Internet Connectivity Services (1.2%)
	Zayo Group LLC/Zayo Capital Inc.
2,250,000	6.000%, 04/01/23	2,368,125
370,000	5.750%, 01/15/27 144A	387,113
		2,755,238
	Satellite Telecom (0.7%)
	Hughes Satellite Systems Corp.
1,425,000	7.625%, 06/15/21	1,619,156

	Telecom Services (1.8%)
	GCI, Inc.
1,000,000	6.875%, 04/15/25	1,081,250

	QualityTech LP/QTS Finance Corp.
3,000,000	5.875%, 08/01/22	3,123,750
		4,205,000

	Telephone - Integrated (1.8%)
	Centurylink, Inc.
1,250,000	7.500%, 04/01/24	1,368,750

	Consolidated Communications, Inc.
2,000,000	6.500%, 10/01/22	1,990,000

	Level 3 Communications, Inc.
750,000	5.625%, 02/01/23	780,000
		4,138,750
	Total Telecommunication Services	16,034,479
	Total Corporate Bonds (cost $223,411,115)	225,852,007

12 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Short-Term Investment (3.4%)		Value

	Dreyfus Treasury & Agency Cash Management
7,873,689	- Institutional Shares, 0.86%* (cost $7,873,689)		$7,873,689

	Total Investments (cost $231,284,803- note 4)	100.9%	233,725,696
	Other assets less liabilities	(0.9)	(2,195,581)
	Net Assets	100.0%	$231,530,115

13 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Corporate Bonds	Distribution	Corporate Bonds

Aerospace/Defense - Equipment	1.5%	Internet Connectivity Services	1.2%
Auction House/ Art Dealer	1.3	Machinery - Construction & Mining	0.5
Beverages - Non-Alcoholic	1.0	Medical - Drugs	0.6
Broadcast Services	0.9	Medical - Hospitals	3.1
Building & Construction Products - Misc.	1.2	Medical - Instruments	1.0
Building - Heavy Construction	0.9	Medical - Outpatient/Home Medical	0.7
Building - Residential/Commercial	0.7	Metal - Aluminum	0.8
Cable/Satellite TV	2.6	Non-Hazardous Waste Disposal	1.3
Casino Hotels	1.0	Office Automation & Equipment	1.4
Casino Services	1.3	Oil - Field Services	1.2
Casinos & Gaming	2.7	Oil Refining & Marketing	1.9
Cellular Telecom	0.8	Paper & Related Products	0.8
Chemicals - Specialty	0.3	Pipelines	2.5
Commercial Services	1.3	Printing - Commercial	1.7
Computer Software	2.0	Publishing - Newspapers	2.0
Computers - Integrated Systems	0.9	Radio	2.6
Consumer Products - Miscellaneous	2.5	Real Estate Operator/Developer	0.6
Containers - Metal/Glass	0.5	REITS - Diversified	2.4
Containers - Paper & Related Products	1.0	REITS - Healthcare	0.5
Cosmetics & Toiletries	0.6	REITS - Hotels	1.6
Data Processing/Management	0.8	REITS - Storage	1.9
Distribution/Wholesale	2.6	Recreational Centers	1.1
Diversified Operations	0.8	Rental Auto/Equipment	1.5
Engineering/R&D Services	2.5	Resorts/Theme Parks	2.7
Enterprise Software/Services	0.6	Retail - Automobile	1.0
Finance - Investment Banker/Broker	0.8	Retail - Drug Store	0.8
Finance - Other Services	0.6	Retail - Restaurants	0.7
Financial Guarantee Insurance	0.9	Satellite Telecom	0.7
Food - Catering	0.8	Security Services	3.4
Food - Miscellaneous/Diversified	1.4	Soap & Cleaning Preparation	0.7
Food - Retail	1.1	Steel Producers	1.3
Food - Wholesale/Distributors	1.0	Telecom Services	1.9
Funeral Service & Related Items	0.8	Telecommunication Equipment	0.8
Garden Products	0.7	Telephone - Integrated	1.8
Gas - Distribution	1.5	Television	0.6
Hazardous Waste Disposal	0.4	Theaters	4.2
Hotels & Motels	1.4	Travel Services	0.7
Housewares	1.1	Wireless Equipment	1.0
			100.0%

*	The rate is an annualized seven-day yield at period end.

†	Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

14 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (unaudited)

Shares	Common Stocks (96.2%)	Value

	Consumer Discretionary (28.6%)
	Cable/Satellite TV (2.5%)
156,584	DISH Network Corp.+	$9,827,212
337,258	WideOpenWest, Inc.+	5,868,289
		15,695,501

	Casino Hotels (2.2%)
163,610	Boyd Gaming Corp.	4,059,164
320,195	MGM Resorts International	10,018,902
		14,078,066

	Casino Services (1.0%)
327,110	Eldorado Resorts, Inc.	6,542,200

	Casinos & Gaming (0.3%)
79,296	Scientific Games Corp.+	2,069,626

	Commercial Services (2.4%)
214,801	Live Nation Entertainment, Inc.+	7,485,815
205,768	ServiceMaster Global Holdings, Inc.+	8,064,048
		15,549,863

	Cruise Lines (0.8%)
98,367	Norwegian Cruise Line Holdings Ltd.+	5,340,344

	Distribution/Wholesale (1.3%)
249,933	LKQ Corp.+	8,235,292

	Food - Catering (2.4%)
370,382	Aramark Corp.	15,178,254

	Funeral Service & Related Items (0.8%)
158,592	Service Corp. International	5,304,902

	Home Decoration Products (1.2%)
147,551	Newell Brands, Inc.	7,911,685

	Hotels & Motels (2.8%)
582,730	Extended Stay America, Inc.	11,281,653
100,352	Hilton Worldwide Holdings, Inc.	6,206,771
		17,488,424

15 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Common Stocks (continued)	Value

	Consumer Discretionary (continued)
	Racetracks (1.1%)
37,714	Churchill Downs, Inc.	$6,912,976

	Radio (2.2%)
332,330	Liberty SiriusXM Group - C+	13,858,161

	Recreational Centers (0.9%)
431,142	ClubCorp Holdings, Inc	5,647,960

	Resorts/Theme Parks (1.2%)
125,468	Six Flags Entertainment Corp.	7,479,147

	Television (2.8%)
51,191	Nexstar Media Group, Inc.	3,061,222
148,686	Sinclair Broadcast Group, Inc.	4,891,769
667,935	Tegna, Inc.	9,624,943
		17,577,934

	Theaters (2.7%)
533,818	AMC Entertainment	12,144,360
240,899	Regal Entertainment	4,928,794
		17,073,154
	Total Consumer Discretionary	181,943,489

	Consumer Staples (9.8%)
	Beverages - Non-Alcoholic (1.5%)
664,479	Cott Beverages, Inc.	9,595,077

	Beverages - Wine/Spirits (1.4%)
45,169	Constellation Brands, Inc.	8,750,590

	Distribution/Wholesale (1.7%)
400,796	Performance Food Group Co.+	10,981,810

	Diversified Operations (0.7%)
267,657	HRG Group, Inc.	4,740,205

16 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Common Stocks (continued)	Value

	Consumer Staples (continued)
	Food - Miscellaneous/Diversified (3.1%)
115,431	Kraft Heinz Co.	$9,885,511
162,607	Pinnacle Foods, Inc.	9,658,856
		19,544,367

	Food - Wholesale/Distributors (1.4%)
326,235	US Foods Holding Corp.+	8,880,117
	Total Consumer Staples	62,492,166

	Energy (2.1%)
	Oil - Field Services (0.4%)
223,835	Superior Energy Services, Inc.+	2,334,599

	Oil Company - Exploration & Production (1.3%)
57,213	Antero Resources Corp.+	1,236,373
38,142	Continental Resources, Inc.+	1,233,131
52,195	Parsley Energy, Inc.+	1,448,411
33,124	PDC Energy, Inc.+	1,427,976
158,592	SM Energy Co.	2,621,526
		7,967,417
	Oil Refining & Marketing (0.2%)
17,064	Tesoro Corp.	1,597,190

	Pipelines (0.2%)
29,109	Oneok, Inc.	1,518,325
	Total Energy	13,417,531

	Financials (7.8%)
	Finance - Investment Banker/Broker (1.1%)
162,478	LPL Financial Holdings, Inc.	6,898,816

	Life/Health Insurance (1.5%)
196,699	Athene Holding Ltd.+	9,758,237

	Real Estate Management/Service (1.3%)
215,805	CBRE Group, Inc.+	7,855,302

	REITS - Diversified (2.8%)
112,419	Crown Castle International Corp.	11,262,135

17 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Common Stocks (continued)	Value

	Financials (continued)
	REITS - Diversified (continued)
15,056	Equinix, Inc	$6,461,433
		17,723,568

	REITS - Hotels (1.1%)
111,416	Ryman Hospitality Properties	7,131,738
	Total Financials	49,367,661

	Healthcare (4.3%)
	Medical Instruments (1.2%)
35,131	Teleflex, Inc	7,298,817

	Medical Products (0.8%)
28,105	Henry Schein, Inc.+	5,143,777

	Medical - Hospitals (1.5%)
78,292	Envision Healthcare Corp.+	4,906,560
51,191	HCA Holdings, Inc.+	4,463,855
		9,370,415

	Research & Development (0.8%)
90,339	INC Research Holdings, Inc.+	5,284,832
	Total Healthcare	27,097,841

	Industrials (16.8%)
	Aerospace/Defense - Equipment (1.7%)
111,416	Orbital ATK, Inc.	10,958,878

	Auction House/Art Dealer (0.8%)
119,446	KAR Auction Services, Inc.	5,013,149

	Building - Heavy Construction (0.4%)
61,228	Mastec, Inc.+	2,764,444

	Commercial Services - Finance (2.3%)
332,240	TransUnion+	14,389,314

18 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Common Stocks (continued)	Value

	Industrials (continued)
	Distribution/Wholesale (0.7%)
139,162	HD Supply Holdings, Inc.+	$4,262,532

	Electronic Security Devices (1.0%)
79,912	Allegion PLC	6,482,461

	Engineering/R&D Services (1.3%)
110,412	AECOM Technology Corp.+	3,569,620
169,539	Engility Holdings, Inc.+	4,814,908
		8,384,528

	Machinery - General Industry (0.5%)
180,674	Welbilt, Inc.+	3,405,705

	Non-Hazardous Waste Disposal (5.1%)
414,508	Advanced Disposal Services, Inc.+	9,421,767
223,462	Republic Services, Inc.	14,241,233
132,495	Waste Connections, Inc.	8,535,328
		32,198,328

	Publishing - Periodicals (1.7%)
274,022	Nielsen Holdings N.V.	10,593,691

	Rental Auto/Equipment (0.8%)
35,131	Herc Holdings, Inc.+	1,381,351
30,112	United Rentals, Inc.+	3,393,924
		4,775,275

	Shipbuilding (0.5%)
17,064	Huntington Ingalls Industries, Inc.	3,176,634
	Total Industrials	106,404,939

	Information Technology (14.6%)
	Commercial Services - Finance (2.4%)
77,802	CDK Global, Inc.	4,828,392
112,419	Global Payments, Inc.	10,153,684
		14,982,076

19 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Common Stocks (continued)	Value

	Information Technology (continued)
	Computer Services (2.0%)
104,933	Dell Technologies, Inc.+	$6,412,456
448,674	Presidio, Inc.+	6,420,525
		12,832,981

	Computer Software (1.1%)
180,674	SS&C Technologies Holdings, Inc.	6,939,688

	Data Processing/Management (2.1%)
157,588	Fidelity National Information Services, Inc.	13,458,015

	Electronic Component - Semiconductor (1.0%)
28,105	Broadcom Corp.	6,549,870

	Internet Security (0.4%)
98,367	Symantec Corp.	2,778,868

	Office Automation & Equipment (1.5%)
147,551	CDW Corp.	9,226,364

	Telecommunication Equipment (1.3%)
208,779	Commscope Holding Co., Inc.+	7,939,865

	Travel Services (1.0%)
299,116	Sabre Corp.	6,511,755

	Wireless Equipment (1.8%)
170,608	ViaSat, Inc.+	11,294,250
	Total Information Technology	92,513,732

	Materials (9.6%)
	Building & Construction Products - Misc. (0.6%)
132,494	Summit Materials, Inc.+	3,825,102

	Containers - Metal/Glass (3.0%)
260,974	Ball Corp.	11,015,713
262,982	Silgan Holdings, Inc.	8,357,568
		19,373,281

20 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Shares	Common Stocks (continued)		Value

	Materials (continued)
	Containers - Paper/Plastic (5.5%)
254,951	Ardagh Group SA		$5,764,442
198,742	Berry Plastics Corp.+		11,330,282
782,921	Graphic Packaging International, Inc.		10,788,651
150,562	Sealed Air Corp.		6,739,155
			34,622,530
	Garden Products (0.5%)
34,127	Scotts Miracle-Gro Co.		3,053,001
	Total Materials		60,873,914

	Telecommunication Services (2.6%)
	Internet Connectivity Services (1.1%)
234,876	Zayo Group Holdings, Inc.+		7,257,669

	Telephone - Integrated (1.5%)
158,592	Level 3 Communications, Inc.+		9,404,506
	Total Telecommunication Services		16,662,175
	Total Common Stocks (cost $508,169,698)		610,773,448

	Short-Term Investment (4.4%)
	Dreyfus Treasury & Agency Cash Management -
28,113,414	Institutional Shares, 0.86%* (cost $28,113,414)		28,113,414

	Total Investments (cost $536,283,112 - note 4)	100.6%	638,886,862
	Other assets less liabilities	(0.6)	(3,591,979)
	Net Assets	100.0%	$635,294,883

21 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2017 (unaudited)

Portfolio	Percent of	Portfolio	Percent of
Distribution	Common Stocks	Distribution	Common Stocks

Aerospace/Defense - Equipment	1.8%	Hotels & Motels	2.9%
Auction House/Art Dealer	0.8	Internet Connectivity Services	1.2
Beverages - Non-Alcoholic	1.6	Internet Security	0.5
Beverages - Wine/Spirits	1.4	Life/Health Insurance	1.6
Building - Heavy Construction	0.4	Machinery - General Industry	0.6
Building & Construction		Medical - Hospitals	1.5
Products - Misc.	0.6	Medical Instruments	1.2
Cable/Satellite TV	2.6	Medical Products	0.8
Casino Hotels	2.3	Non-Hazardous Waste Disposal	5.3
Casino Services	1.1	Office Automation & Equipment	1.5
Casinos & Gaming	0.3	Oil - Field Services	0.4
Commercial Services	2.5	Oil Company - Exploration
Commercial Services - Finance	4.8	& Production	1.3
Computer Services	2.1	Oil Refining & Marketing	0.3
Computer Software	1.1	Pipelines	0.2
Containers - Metal/Glass	3.2	Publishing - Periodicals	1.7
Containers - Paper/Plastic	5.7	Racetracks	1.1
Cruise Lines	0.9	Radio	2.3
Data Processing/Management	2.2	Real Estate Management/Service	1.3
Distribution/Wholesale	3.8	Recreational Centers	0.9
Diversified Operations	0.8	REITS - Diversified	2.9
Electronic Component -		REITS - Hotels	1.2
Semiconductor	1.1	Rental Auto/Equipment	0.8
Electronic Security Devices	1.1	Research & Development	0.9
Engineering/R&D Services	1.4	Resorts/Theme Parks	1.2
Finance - Investment Banker/Broker	1.1	Shipbuilding	0.5
Food - Catering	2.5	Telecommunication Equipment	1.3
Food - Miscellaneous/Diversified	3.2	Telephone - Integrated	1.5
Food - Wholesale/Distributors	1.4	Television	2.9
Funeral Service & Related Items	0.9	Theaters	2.8
Garden Products	0.5	Travel Services	1.1
Home Decoration Products	1.3	Wireless Equipment	1.8
			100.0%

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

22 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2017 (unaudited)
YEAR ENDED DECEMBER 31, 2016

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
ASSETS	INCOME FUND	GROWTH FUND
Investments at value
(cost $231,284,803 and $536,283,112, respectively)	$233,725,696	$638,886,862
Receivable for investment securities sold	3,323,224	—
Receivable for interest and dividends	3,165,051	395,079
Receivable for Fund shares sold	779,095	1,133,244
Other assets	59,406	42,724
Total assets	241,052,472	640,457,909
LIABILITIES
Payable for investment securities purchased	8,840,218	3,459,058
Payable for Fund shares redeemed	449,654	1,140,285
Management fees payable	124,728	437,298
Dividends payable	30,009	—
Distribution and service fees payable	80	786
Accrued expenses	77,668	125,599
Total liabilities	9,522,357	5,163,026
NET ASSETS	$231,530,115	$635,294,883

Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$268,566	$121,644
Additional paid-in capital	228,555,162	512,889,617
Net unrealized appreciation on investments (note 4)	2,440,893	102,603,750
Accumulated net realized gain on investments	264,492	19,170,179
Undistributed net investment income	1,002	509,693
	$231,530,115	$635,294,883
CLASS A
Net Assets	$50,692,464	$136,690,961
Capital shares outstanding	5,883,544	2,648,045
Net asset value and redemption price per share	$8.62	$51.62
Maximum offering price per share (100/96 of $8.62 and
100/95.75 of $51.62, respectively, adjusted to the nearest cent)	$8.98	$53.91
CLASS C
Net Assets	$13,803,980	$82,125,802
Capital shares outstanding	1,602,232	1,899,630
Net asset value and offering price per share	$8.62	$43.23
Redemption price per share (note 6b)	$8.62	$43.23
CLASS I
Net Assets	$1,618,906	$43,634,201
Capital shares outstanding	187,919	818,160
Net asset value, offering and redemption price per share	$8.61	$53.33
CLASS Y
Net Assets	$165,414,765	$372,843,919
Capital shares outstanding	19,182,896	6,798,603
Net asset value, offering and redemption price per share	$8.62	$54.84

See accompanying notes to financial statements.

23 | Aquila Funds Trust

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Investment Income:

Interest income	$6,508,280	$60,217
Dividend income
(net of foreign tax withheld of $55,119)	—	4,494,047
Total investment income	6,508,280	4,554,264

Expenses:

Management fees (note 3)	771,789	2,585,571
Distribution and service fees (note 3)	129,923	652,079
Transfer and shareholder servicing agent
fees (note 3)	121,093	436,342
Registration fees and dues	39,562	59,222
Trustees’ fees and expenses	34,284	83,805
Fund accounting fees	31,358	49,141
Legal fees	25,684	67,362
Shareholders’ reports	15,604	49,605
Auditing and tax fees	7,984	12,496
Custodian fees	5,441	10,198
Chief compliance officer services (note 3)	5,240	6,247
Insurance	5,188	12,775
Miscellaneous	15,226	19,728
Total expenses	1,208,376	4,044,571

Net investment income	5,299,904	509,693

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	2,158,775	22,636,570
Change in unrealized appreciation (depreciation)
on investments	1,183,067	30,885,511

Net realized and unrealized gain (loss) on
investments	3,341,842	53,522,081
Net change in net assets resulting from
operations	$8,641,746	$54,031,774

See accompanying notes to financial statements.

24 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016

OPERATIONS:
Net investment income	$5,299,904	$9,042,884
Net realized gain (loss) from securities
transactions	2,158,775	1,733,989
Change in unrealized depreciation
on investments	1,183,067	2,143,842
Change in net assets resulting from
operations	8,641,746	12,920,715

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,157,578)	(2,543,878)

Class C Shares:
Net investment income	(270,085)	(481,033)

Class I Shares:
Net investment income	(35,283)	(74,854)

Class Y Shares:
Net investment income	(3,837,034)	(5,942,041)
Change in net assets from distributions	(5,299,980)	(9,041,806)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	31,571,272	163,210,668
Reinvested dividends and distributions	4,628,568	7,618,611
Short-term trading redemption fees	13,113	48,786
Cost of shares redeemed	(54,204,848)	(117,269,067)
Change in net assets from capital share
transactions	(17,991,895)	53,608,998
Change in net assets	(14,650,129)	57,487,907

NET ASSETS:
Beginning of period	246,180,244	188,692,337
End of period*	$231,530,115	$246,180,244

*Includes undistributed net investment
income of:	$1,002	$1,078

See accompanying notes to financial statements.

25 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2017	Year Ended
	(unaudited)	December 31, 2016

OPERATIONS:
Net investment income (loss)	$509,693	$(872,850)
Net realized gain (loss) from securities
transactions	22,636,570	1,459,373
Change in unrealized appreciation on
investments	30,885,511	35,897,686
Change in net assets from operations	54,031,774	36,484,209

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net realized gain on investments	—	(27,827)

Class C Shares:
Net realized gain on investments	—	(19,749)

Class I Shares:
Net realized gain on investments	—	(8,604)

Class Y Shares:
Net realized gain on investments	—	(61,186)
Change in net assets from distributions	—	(117,366)

CAPITAL SHARE TRANSACTIONS (note 6):
Proceeds from shares sold	89,075,375	290,684,809
Reinvested distributions	—	90,365
Short-term trading redemption fees	28,436	96,561
Cost of shares redeemed	(131,611,264)	(187,871,875)
Change in net assets from capital share
transactions	(42,507,453)	102,999,860
Change in net assets	11,524,321	139,366,703

NET ASSETS:
Beginning of period	623,770,562	484,403,859
End of period	$635,294,883	$623,770,562

*Includes undistributed net
investment income of:	$509,693	$—

See accompanying notes to financial statements.

26 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017 (unaudited)

1. Organization

     Aquila Funds Trust (the "Trust"), a Massachusetts business trust, is comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

     Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Effective April 3, 2017, each Fund registered Class F Shares and Class T Shares. As of June 30, 2017, there were no Class F or Class T Shares outstanding.

     All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. All other securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

27 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2017 (unaudited)

b)	Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2017:

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Valuation Inputs	Investments in Securities*
Level 1 – Quoted Prices – Common Stocks and
Short-Term Investments	$7,873,689	$638,886,862
Level 2 – Other Significant Observable Inputs	225,852,007	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$233,725,696	$638,886,862

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, events and transactions have been evaluated for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

28 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued) JUNE 30, 2017 (unaudited)

e)	Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax position for each of the open tax years (2013-2015) or expected to be taken in the Funds' 2016 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2016, Aquila Three Peaks Opportunity Growth Fund decreased paid- capital by $872,974, decreased accumulated net realized loss on investments by $124 and decreased accumulated net investment losses by $872,850. These reclassifications had no effect on net assets or net asset value per share.

i)	Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services-Investment Companies".

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s net assets. For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

29 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million.

     The Manager has contractually undertaken to waive its fees so that management fees are equivalent to 0.65 of 1% of such net asset value on the net assets of the fund up to $400,000,000 and 0.60 of 1% of the Fund's net assets above $400,000,000 through April 30, 2018. The Manager may not terminate the arrangement without the approval of the Board of Trustees.

     For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for Chief Compliance Officer related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

30 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

     For the six months ended June 30, 2017, these payments were as follows:

	Annual		Amount
	Distribution Fee	Distribution Fees	Retained by
	Rate on Class A	on Class A	Distributor
Aquila Three Peaks High Income Fund	0.20%	$52,938	$2,022

Aquila Three Peaks Opportunity Growth Fund	0.30%	$204,493	$4,114

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

     For the six months ended June 30, 2017, these payments were as follows:

	Qualified	Shareholder	Amount
	Recipients Fees	Services Fee	Retained by
	on Class C	on Class C	Distributor
Aquila Three Peaks High Income Fund	$56,810	$18,936	$18,020

Aquila Three Peaks Opportunity Growth Fund	$319,194	$106,398	$102,712

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

     With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2017, these payments were made at the average annual rate of 0.40% (0.15% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $3,033 of which $1,239 related to the Plan and $2,064 related to the Shareholder Services Plan.

31 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

     With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2017, these payments were made at the average annual rate of 0.35% (0.10% under the Distribution Plan and 0.25% under the Shareholder Services Plan) of such net assets and amounted to $76,980 of which $21,994 related to the Plan and $54,986 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various broker-dealers or other financial intermediaries (such as a bank or financial advisor) (collectively “intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2017, Aquila Three Peaks High Income Fund's total commissions on sales of Class A Shares amounted to $17,670 of which the Distributor received $3,249. For the six months ended June 30, 2017, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $162,488 of which the Distributor received $14,639.

c) Transfer and shareholder servicing fees:

     The Fund occasionally compensates financial intermediaries in connection with sub-transfer agency related services provided by such entity in connection with its respective Fund shareholders so long as the fee is deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform the same ongoing services to existing shareholders.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

     During the six months ended June 30, 2017, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $208,507,126 and $217,349,751, respectively.

     At June 30, 2017, the aggregate tax cost for all securities was $231,284,803. At June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $3,228,598 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $787,706 for a net unrealized appreciation of $2,440,893.

Aquila Three Peaks Opportunity Growth Fund

     During the six months ended June 30, 2017, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $224,829,700 and $269,655,543, respectively.

32 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

     At June 30, 2017, the aggregate tax cost for all securities was $538,063,456. At June 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $114,112,174 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $13,288,768 for a net unrealized appreciation of $100,823,406.

5. Portfolio Orientation

     Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

     Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”. The Fund may, from time-to-time, hold as much as 30% of its net assets in fixed-income securities including junk bonds. These bonds generally have a greater credit risk than other types of fixed-income securities.

33 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

6. Capital Share Transactions

a) Transactions in Capital Shares of the Funds were as follows:

Aquila Three Peaks High Income Fund

	Six Months Ended			Year Ended
	June 30, 2017 (unaudited)			December 31, 2016
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	563,614	$4,817,310		2,445,928	$20,606,918
Reinvested dividends
and distributions	109,109	934,174		259,643	2,195,688
Cost of shares redeemed	(1,181,650)	(10,119,490	)(a)	(4,338,972)	(36,784,778	)(a)
Net change	(508,927)	(4,368,006)		(1,633,401)	(13,982,172)
Class C Shares:
Proceeds from shares sold	94,687	811,009		792,678	6,688,614
Reinvested dividends
and distributions	25,571	218,897		44,772	378,718
Cost of shares redeemed	(503,871)	(4,311,990)		(988,557)	(8,344,953)
Net change	(383,613)	(3,282,084)		(151,107)	(1,277,621)
Class I Shares:
Proceeds from shares sold	14,870	128,121		102,914	865,428
Reinvested dividends
and distributions	3,887	33,327		8,065	68,212
Cost of shares redeemed	(49,485)	(423,742)		(100,694)	(851,910	)(b)
Net change	(30,728)	(262,294)		10,285	81,730
Class Y Shares:
Proceeds from shares sold	3,012,115	25,814,832		16,006,852	135,049,708
Reinvested dividends
and distributions	400,987	3,442,170		587,583	4,975,993
Cost of shares redeemed	(4,594,210)	(39,336,513	)(c)	(8,430,436)	(71,238,640	)(c)
Net change	(1,181,108)	(10,079,511)		8,163,999	68,787,061
Total transactions in Fund
shares	(2,104,376)	$(17,991,895)		6,389,776	$53,608,998

(a)	Net of short-term trading redemption fees of $8,197 and $8,636, for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively. (See note 6b)
(b)	Net of short-term trading redemption fees of $37 for the year ended December 31, 2016. (See note 6b)
(c)	Net of short-term trading redemption fees of $4,916 and $40,113, for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively. (See note 6b)

34 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

	Six Months Ended			Year Ended
	June 30, 2017 (unaudited)			December 31, 2016
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	259,235	$12,909,325		989,541	$44,598,500
Reinvested distributions	—	—		518	24,935
Cost of shares redeemed	(488,560)	(24,330,674	)(a)	(1,091,024)	(50,380,777	)(a)
Net change	(229,325)	(11,421,349)		(100,965)	(5,757,342)
Class C Shares:
Proceeds from shares sold	156,520	6,536,169		1,001,646	37,662,844
Reinvested distributions	—	—		298	11,741
Cost of shares redeemed	(446,100)	(18,669,732)		(517,223)	(20,159,208)
Net change	(289,580)	(12,133,563)		484,721	17,515,377
Class I Shares:
Proceeds from shares sold	112,082	5,772,047		723,184	33,723,549
Reinvested distributions	—	—		134	6,457
Cost of shares redeemed	(264,323)	(13,463,943	)(b)	(324,227)	(15,095,476	)(b)
Net change	(152,241)	(7,691,896)		399,091	18,634,530
Class Y Shares:
Proceeds from shares sold	1,213,311	63,857,834		3,637,792	174,699,916
Reinvested distributions	—	—		952	47,232
Cost of shares redeemed	(1,432,328)	(75,118,479	)(c)	(2,110,828)	(102,139,853	)(c)
Net change	(219,017)	(11,260,645)		1,527,916	72,607,295
Total transactions in Fund
shares	(890,163)	$(42,507,453)		2,310,763	$102,999,860

(a)	Net of short-term trading redemption fees of $2,074 and $25,468 for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively. (See note 6b)
(b)	Net of short-term trading redemption fees of $4,337 and $15,324 for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively. (See note 6b)
(c)	Net of short-term trading redemption fees of $22,025 and $55,769 for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively. (See note 6b)

b)	Short-Term Trading Redemption Fee: The Funds and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, prior to April 3, 2017, the Funds could impose redemption fees of 1.00% and 2.00% (respectively for Aquila Three Peaks High Income and Aquila Three Peaks Opportunity Growth Fund) of the shares’ redemption value on any redemption of Class A Shares on which a sales charge was not imposed or of Class I and Class Y Shares, if the redemption occurred within 90 days of purchase. The fees were paid to the respective Fund and designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retained the fee charged as paid-in capital which became part of the Fund’s daily net asset value (“NAV”) calculation.

35 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

7. Income Tax Information and Distributions

     Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares distributions to shareholders from net investment income, if any, and from net realized capital gains, if any, on at least an annual basis. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital. At December 31, 2016, Aquila Three Peaks High Income Fund had a capital loss carryover of $1,779,514, which has no expiration and retains its character of short-term. Aquila Three Peaks High Income Fund also had post October capital loss deferrals of $114,769 which will be recognized in 2017.

     At December 31, 2016, Aquila Three Peaks Opportunity Growth Fund had a capital loss carryover of $999,675, which has no expiration and retains its character of short-term. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

     The tax character of distributions:

	Aquila Three Peaks		Aquila Three Peaks
	High Income Fund		Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2016	2015	2016	2015

Ordinary income	$9,041,806	$6,457,264	$—	$114,952
Long term capital gain	—	—	117,366	7,645,507
Return of capital	—	72	—	—
	$9,041,806	$6,457,336	$117,366	$7,760,459

     As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks	Aquila Three Peaks
	High Income Fund	Opportunity Growth Fund
Ordinary Income	$1,078	$—
Accumulated net realized gain	—	—
Other accumulated losses	(1,894,283)	(999,675)
Unrealized appreciation
(depreciation)	1,257,826	69,251,523
	$(635,379)	$68,251,848

36 | Aquila Funds Trust

NOTES TO FINANCIAL STATEMENTS (continued)

JUNE 30, 2017 (unaudited)

     For Aquila Three Peaks Opportunity Growth Fund, the difference between book and tax unrealized appreciation was due to wash sales.

8. Securities Traded on a When-Issued Basis

     The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

37 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.49		$8.36	$8.38	$8.71	$8.86		$8.93
Income (loss) from investment operations:
Net investment income(1)	0.19		0.30	0.31	0.35	0.37		0.41
Net gain (loss) on securities (both
realized and unrealized)	0.13		0.13	(0.01)	(0.15)	0.03		0.24
Total from investment operations	0.32		0.43	0.30	0.20	0.40		0.65
Less distributions (note 7):
Dividends from net investment income	(0.19)		(0.30)	(0.32)	(0.35)	(0.37)		(0.41)
Distributions from capital gains	—		—	—	(0.18)	(0.18)		(0.31)
Total distributions	(0.19)		(0.30)	(0.32)	(0.53)	(0.55)		(0.72)
Net asset value, end of period	$8. 62		$8.49	$8.36	$8.38	$8.71		$8.86
Total return (not reflecting sales charge)	3.75	%(4)	5.20%	3.58%	2.25%	4.64%		7.40%
Ratios/supplemental data
Net assets, end of period (in thousands)	$50,692		$54,302	$67,063	$46,691	$64,170		$63,844
Ratio of expenses to average net assets	1.11	%(5)	1.10%	1.14%	1.14%	1.14%		1.14	%(2)
Ratio of net investment income to average
net assets	4.37	% (5)	3.54%	3.73%	3.95%	4.20%		4.49	%(2)
Portfolio turnover rate	91	%(4)	153%	120%	115%	95%		173%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.11	%(5)	1.10%	1.20%	1.29%	1.28	%(3)	1.14	%(2)
Ratio of net investment income to average
net assets	4.37	% (5)	3.54%	3.66%	3.81%	4.07	%(3)	4.49	%(2)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.11	%(5)	1. 10%	1.14%	1.14%	1.14	%(2)	1.14	%(2)

___________________

(1)	Per share amounts have been calculated using the daily average shares method.

(2)	No reduction in the management fee was required during the period, contractual or otherwise.

(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.20% and 4.15%, respectively, for the year ended December 31, 2013.

(4)	Not Annualized.

(5)	Annualized

See accompanying notes to financial statements.

38 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.50		$8.36	$8.38	$8.71	$8.86		$8.93
Income (loss) from investment operations:
Net investment income(1)	0.15		0.23	0.25	0.28	0.30		0.33
Net gain (loss) on securities (both
realized and unrealized)	0.12		0.14	(0.02)	(0.15)	0.03		0.24
Total from investment operations	0.27		0.37	0.23	0.13	0.33		0.57
Less distributions (note 7):
Dividends from net investment income	(0.15)		(0.23)	(0.25)	(0.28)	(0.30)		(0.33)
Distributions from capital gains	—		—	—	(0.18)	(0.18)		(0.31)
Total distributions	(0.15)		(0.23)	(0.25)	(0.46)	(0.48)		(0.64)
Net asset value, end of period	$8.62		$8.50	$8.36	$8.38	$8.71		$8.86
Total return (not reflecting CDSC)	3 22	%(4)	4.49%	2.74%	1.44%	3.81%		6.55%
Ratios/supplemental data
Net assets, end of period (in thousands)	$13,804		$16,871	$17,860	$22,099	$29,154		$33,555
Ratio of expenses to average net assets	1.90	%(5)	1.91%	1.94%	1.94%	1.94%		1.94	%(2)
Ratio of net investment income to average
net assets	3.56	%(5)	2.74%	2.96%	3.15%	3.41%		3.69	%(2)
Portfolio turnover rate	91	% (4)	153%	120%	115%	95%		173%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.90	%(5)	1.91%	2.01%	2.09%	2.07	%(3)	1.94	%(2)
Ratio of net investment income to average
net assets	3.56	%(5)	2.74%	2.89%	3.01%	3.28	%(3)	3.69	%(2)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.90	%(5)	1.91%	1.94%	1.94%	1.94%		1.94	%(2)

___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.99% and 3.36%, respectively, for the year ended December 31, 2013.
(4)	Not Annualized.
(5)	Annualized

See accompanying notes to financial statements.

39 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.50		$8.36	$8.37	$8.72	$8.87		$8.93
Income (loss) from investment operations:
Net investment income(1)	0.18		0.29	0.31	0.35	0.37		0.41
Net gain (loss) on securities (both
realized and unrealized)	0.11		0.14	(0.01)	(0.18)	0.03		0.25
Total from investment operations	0.29		0.43	0.30	0.17	0 40		0.66
Less distributions (note 7):
Dividends from net investment income	(0.18)		(0.29)	(0.31)	(0.34)	(0.37)		(0.41)
Distributions from capital gains	—		—	—	(0.18)	(0.18)		(0.31)
Total distributions	(0.18)		(0.29)	(0.31)	(0.52)	(0.55)		(0.72)
Net asset value, end of period	$8.61		$8.50	$8.36	$8.37	$8.72		$8.87
Total return (not reflecting sales charge)	3.45	%(4)	5.24%	3.61%	1.98%	4.62%		7.49%
Ratios/supplemental data
Net assets, end of period (in thousands)	$1,619		$1,857	$1,741	$1,797	$84,621		$68,175
Ratio of expenses to average net assets	1.21	%(5)	1.20%	1.21%	1.13%	1.15%		1.16	%(2)
Ratio of net investment income to average
net assets	4.27	%(5)	3.46%	3.70%	4.02%	4.18%		4.50	%(2)
Portfolio turnover rate	91	%(4)	153%	120%	115%	95%		173%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.21	%(5)	1.20%	1.28%	1.30%	1.30	%(3)	1.16	%(2)
Ratio of net investment income to average
net assets	4.27	%(5)	3.46%	3.63%	3.86%	4.03	%(3)	4.50	%(2)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	1.21	%(5)	1.20%	1.21%	1.13%	1.15%		1.16	%(2)

 ___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.22% and 4.11%, respectively, for the year ended December 31, 2013.
(4)	Not Annualized.
(5)	Annualized

See accompanying notes to financial statements.

40 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$8 50		$8.36	$8.38	$8.72	$8.87		$8.93
Income (loss) from investment operations:
Net investment income(1)	0.19		0.32	0.33	0.36	0.39		0.43
Net gain (loss) on securities (both
realized and unrealized)	0.12		0.14	(0.02)	(0.16)	0.03		0.25
Total from investment operations	0.31		0.46	0.31	0.20	0.42		0.68
Less distributions (note 7):
Dividends from net investment income	(0.19)		(0.32)	(0.33)	(0.36)	(0.39)		(0.43)
Distributions from capital gains	—		—	—	(0.18)	(0.18)		(0.31)
Total distributions	(0.19)		(0.32)	(0.33)	(0.54)	(0.57)		(0.74)
Net asset value, end of period	$8.62		$8.50	$8.36	$8.38	$8.72		$8.87
Total return (not reflecting sales charge)	3.73	%(4)	5.55%	3.77%	2.34%	4.85%		7.73%
Ratios/supplemental data
Net assets, end of period (in thousands)	$165,415		$173,150	$102,028	$101,768	$123,344		$189,186
Ratio of expenses to average net assets	0.91	%(5)	0.90%	0.94%	0.94%	0.94%		0.94	%(2)
Ratio of net investment income to average
net assets	4.57	%(5)	3.77%	3.95%	4.15%	4.40%		4.68	%(2)
Portfolio turnover rate	91	%(4)	153%	120%	115%	95%		173%

Expense and net investment income ratios without the effect of the contractual or voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	0.91	%(5)	0.90%	1.01%	1.09%	1.06	%(3)	0.94	%(2)
Ratio of net investment income to average
net assets	4.57	%(5)	3.77%	3.88%	4.00%	4.28	%(3)	4.68	%(2)

Expense ratios after giving effect to contractual or voluntary waiver of fees were:

Ratio of expenses to average net assets	0.91	%(5)	0.90%	0.94%	0.94%	0.94%		0.94	%(2)

___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)	Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.98% and 4.36%, respectively, for the year ended December 31, 2013.
(4)	Not Annualized.
(5)	Annualized

See accompanying notes to financial statements.

41 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016		2015		2014	2013		2012
Net asset value, beginning of period	$47.39		$44.78		$43.69		$38.06	$28.08		$22.93
Income (loss) from investment operations:
Net investment income (loss)(1)	0.02		(0.11)		(0.31)		(0.21)	(0.01)		0.38
Net gain (loss) on securities (both
realized and unrealized)	4.21		2.72		2.17		6.19	10.45		5.15
Total from investment operations	4.23		2.61		1.86		5.98	10.44		5.53
Less distributions (note 7):
Dividends from net investment income	—		—		—		—	—		(0.36)
Distributions from capital gains	—		(0.01)		(0.77)		(0.38)	(0.47)		(0.02)
Total distributions	—		(0.01)		(0.77)		(0.38)	(0.47)		(0.38)
Paid-in capital from redemption
fees (note 6b)	—		0.01		—		0.03	0.01		—
Net asset value, end of period	$51.62		$47.39		$44.78		$43.69	$38.06		$28.08
Total return (not reflecting sales charges)	8.93	%(4)	5.85	%(3)	4.21	%(3)	15.80%	37.22%		24.12%
Ratios/supplemental data
Net assets, end of period (in thousands)	$136,691		$136,347		$133,380		$71,306	$36,198		$14,369
Ratio of expenses to average net assets	1.38	%(5)	1.39%		1.53%		1.55%	1.55%		1.53%
Ratio of net investment income (loss)
to average net assets	0.08	%(5)	(0.24)%		(0.67)%		(0.52)%	(0.02)%		1.47%
Portfolio turnover rate	37	%(4)	67%		49%		43%	33%		44%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.38	%(5)	1.38%		1.41%		1.58%	2.01	%(2)	2.82%
Ratio of net investment income (loss) to
average net assets	0.08	%(5)	(0.22)%		(0.56)%		(0 55)%	(0.48	)%(2)	0.18%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.38	%(5)	1.39%		1.53%		1 55%	1.55%		1.53%

___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.91% and (0.38)%, respectively, for the year ended December 31, 2013.
(3)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(4)	Not Annualized.
(5)	Annualized.

See accompanying notes to financial statements.

42 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016		2015		2014	2013		2012
Net asset value, beginning of period	$39.83		$37.91		$37.37		$32.84	$24.45		$20.04
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.13)		(0.35)		(0.54)		(0.43)	(0.24)		0.18
Net gain (loss) on securities (both
realized and unrealized)	3.53		2.28		1.85		5.34	9.10		4.47
Total from investment operations	3.40		1.93		1.31		4.91	8.86		4.65
Less distributions (note 7):
Dividends from net investment income	—		—		—		—	—		(0.22)
Distributions from capital gains	—		(0.01)		(0.77)		(0.38)	(0.47)		(0.02)
Total distributions	—		(0.01).		(0.77)		(0.38)	(0.47)		(0.24)
Net asset value, end of period	$43.23		$39.83		$37.91		$37.37	$32.84		$24.45
Total return (not reflecting CDSC)	8.54	%(4)	5.09	%(3)	3.45	%(3)	14.96%	36.24%		23.22%
Ratios/supplemental data
Net assets, end of period (in thousands)	$82,126		$87,187		$64,621		$19,391	$12,457		$2,111
Ratio of expenses to average net assets	2.08	%(5)	2.10%		2.25%		2.25%	2.25%		2.25%
Ratio of net investment income (loss)
to average net assets	(0.62	)%(5)	(0.92)%		(1.36)%		(1.22)%	(0.82)%		0.77%
Portfolio turnover rate	37	%(4)	67%		49%		43%	33%		44%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	2.08	%(5)	2.08%		2.10%		2.28%	2.63	%(2)	3.52%
Ratio of net investment loss to
average net assets	(0.62	)%(5)	(0.91)%		(1.21)%		(1.25)%	(1.19	)%(2)	(0.49)%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	2.08	%(5)	2.10%		2.25%		2.25%	2.25%		2.25%

___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 2.53% and (1.10)%, respectively, for the year ended December 31, 2013.
(3)	During 2016 and 2015, the total return would have been higher had previously waived mangement fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(4)	Not Annualized.
(5)	Annualized.

See accompanying notes to financial statements.

43 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$48.93		$46.19	$44.94	$39.06	$28.72		$23.45
Income (loss) from investment operations:
Net investment income (loss)(1)	0.04		(0.04)	(0.18)	(0.10)	0.06		1.08
Net gain (loss) on securities (both
realized and unrealized)	4.36		2.77	2.16	6.27	10.73		4.67
Total from investment operations	4.40		2.73	1.98	6.17	10.79		5.75
Less distributions (note 7):
Dividends from net investment income	—		—	—	—	—		(0.46)
Distributions from capital gains	—		(0.01)	(0.77)	(0.38)	(0.47)		(0.02)
Total distributions	—		(0.01)	(0.77)	(0.38)	(0.47)		(0.48)
Paid-in capital from redemption fees (note 6b)	—		0 02	0.04	0.09	0.02		—
Net asset value, end of period	$53.33		$48.93	$46.19	$44.94	$39.06		$28.72
Total return	8.99	%(3)	5.95%	4.45%	16.03%	37.64%		24.55%
Ratios/supplemental data
Net assets, end of period (in thousands)	$43,634		$47,486	$26,391	$5,170	$290		$119
Ratio of expenses to average net assets	1.29	%(5)	1.31%	1.32%	1.41%	1.18%		1.17%
Ratio of net investment income (loss)
to average net assets	0.17	%(5)	(0.09)%	(0.38)%	(0.24)%	0.16%		3.95%
Portfolio turnover rate	37	%(3)	67%	49%	43%	33%		44%

Expense and net investment income ratios the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.29	%(5)	1.31%	1.32%	1.47%	1.91	%(2)	2.55%
Ratio of net investment income (loss) to
average net assets	0.17	%(5)	(0.09)%	(0.38)%	(0.30)%	(0.57	)%(2)	2.57%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.29	%(5)	1.31%	1.32%	1.41%	1.18%		1.17%

___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.81% and (0.47)%, respectively, for the year ended December 31, 2013.
(4)	Not Annualized.
(5)	Annualized.

See accompanying notes to financial statements.

44 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/17		Year Ended December 31,
	(unaudited)		2016		2015		2014	2013		2012
Net asset value, beginning of period	$50.27		$47.36		$46.03		$39.96	$29.38		$23.96
Income (loss) from investment operations:
Net investment income (loss)(1)	0.10		0.04		(0.18)		(0.09)	0.08		0.50
Net gain (loss) on securities (both
realized and unrealized)	4.47		2.87		2.28		6.52	10.96		5.36
Total from investment operations	4.57		2.91		2.10		6.43	11.04		5.86
Less distributions (note 7):
Dividends from net investment income	—		—		—		—	—		(0.44)
Distributions from capital gains	—		(0.01)		(0.77)		(0.38)	(0.47)		(0.02)
Total distributions	—		(0.01)		(0.77)		(0.38)	(0.47)		(0.46)
Paid-in capital from redemption
fees (note 6b)	—		0.01		—		0.02	0.01		0.02
Net asset value, end of period	$54.84		$50.27		$47.36		$46.03	$39.96		$29.38
Total return (not reflecting sales charges)	9.09	%(4)	6.16	%(3)	4.52	%(3)	16.15%	37.61%		24.55%
Ratios/supplemental data
Net assets, end of period (in thousands)	$372,844		$352,751		$260,012		$87,120	$41,576		$8,292
Ratio of expenses to average net assets	1.08	%(5)	1.10%		1.25%		1.25%	1.25%		1.25%
Ratio of net investment income (loss)
to average net assets	0.38	%(5)	0.08%		(0.37)%		(0.20)%	0.22%		1.84%
Portfolio turnover rate	37	%(4)	67%		49%		43%	33%		44%

Expense and net investment income ratios without the effect of the contractual expense cap or before expense recovery, as applicable, were (note 3):

Ratio of expenses to average net assets	1.08	%(5)	1.08%		1.10%		1.28%	1.65	%(2)	2.51%
Ratio of net investment income (loss) to
average net assets	0.38	%(5)	0.10%		(0.23)%		(0.23)%	(0.17	)%(2)	0.58%

Expense ratios after giving effect to the contractual expense cap and net of expense recovery were:

Ratio of expenses to average net assets	1.08	%(5)	1.10%		1.25%		1.25%	1.25%		1.25%

___________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Includes expenses incurred in connection with the reorganization of the Fund into a series of Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.55% and (0.07)%, respectively, for the year ended December 31, 2013.
(3)	During 2016 and 2015, the total return would have been higher had previously waived management fees and expenses reimbursed not been recovered by the Manager (and, in turn, the Sub-Adviser) in line with its agreement with the Fund.
(4)	Not Annualized.
(5)	Annualized.

See accompanying notes to financial statements.

45 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution "12b-1" and/or service fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.75%	$1,000.00	$1,037.50	$5.61
Class C	3.22%	$1,000.00	$1,032.20	$9.57
Class I	3.45%	$1,000.00	$1,034.50	$6.10
Class Y	3.73%	$1,000.00	$1,037.30	$4.60

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 1.11%, 1.90%, 1.21% and 0.91% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

46 | Aquila Funds Trust

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.29	$5.56
Class C	5.00%	$1,000.00	$1,015.37	$9.49
Class I	5.00%	$1,000.00	$1,018.79	$6.06
Class Y	5.00%	$1,000.00	$1,020.28	$4.56

(1)	Expenses are equal to the annualized expense ratio of 1.11%, 1.90%, 1.21% and 0.91% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

47 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution "12b-1" and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	8.93%	$1,000.00	$1,089.30	$ 7.15
Class C	8.54%	$1,000.00	$1,085.40	$10.75
Class I	8.99%	$1,000.00	$1,089.90	$ 6.68
Class Y	9.09%	$1,000.00	$1,090.90	$ 5.60

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized and, as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 1.38%, 2.08%, 1.29% and 1.08% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48 | Aquila Funds Trust

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,017.95	$ 6.90
Class C	5.00%	$1,000.00	$1,014.48	$10.39
Class I	5.00%	$1,000.00	$1,018.40	$ 6.46
Class Y	5.00%	$1,000.00	$1,019.44	$ 5.41

(1)	Expenses are equal to the annualized expense ratio of 1.38%, 2.08%, 1.29% and 1.08% for the Fund’s Class A, C , I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

49 | Aquila Funds Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter and generally by the 15th day after the end of each calendar quarter. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds. com. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30, 2017 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the calendar year ended December 31, 2016, the following percentage of the dividends and distributions paid by the Funds were taxable as follows:

		Long-Term
	Ordinary Income	Capital Gains

Aquila Three Peaks High Income Fund	100%	0%

Aquila Three Peaks Opportunity Growth Fund	0%	100%

     Prior to February 15, 2017, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2016 calendar year.

50 | Aquila Funds Trust

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

THREE PEAKS CAPITAL MANAGEMENT, LLC

3750 Dacoro Lane, Suite 100

Castle Rock, Colorado 80109

Board of Trustees
Glenn P. O’Flaherty, Chair
Diana P. Herrmann, Vice Chair
John M. Burlingame
Gary C. Cornia
Grady Gammage, Jr.
Russell K. Okata

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON
225 Liberty Street
New York, New York 10286

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
September 5, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
September 5, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 5, 2017

AQUILA FUND TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.